10-Q Nature of Operations and Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands				6 Months Ended
	May 28, 2024 USD ($) $ / shares shares	May 23, 2024 USD ($) $ / shares shares	May 09, 2024 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	May 22, 2024 $ / shares	May 08, 2024 shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Related Party Transaction [Line Items]
Stock split			240,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.01	$ 0.01				$ 0.01	$ 0.01
Common stock, shares issued (in shares)			24,000,000	32,658,823			100	24,000,000	24,000,000
Common stock, shares outstanding (in shares)			24,000,000	32,658,823			100	24,000,000	24,000,000
Subsidiary or Equity Method Investee [Line Items]
Proceeds from initial public offering, net | $				$ 130,983	$ 0
Related Party | AmFam
Related Party Transaction [Line Items]
Quota share agreement, percentage				100.00%				100.00%
Public Offerings
Subsidiary or Equity Method Investee [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	8,658,823	8,658,823
Common stock per share (in dollars per share) | $ / shares	$ 17.00	$ 17.00				$ 17.00
Proceeds from initial public offering, net | $	$ 131,000	$ 131,000
Over-Allotment Option
Subsidiary or Equity Method Investee [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	1,129,411
AmFam | Related Party
Related Party Transaction [Line Items]
Related party, ownership interest				18.90%